UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2011

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             08/09/2011
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     30
Form 13F Information Table Value Total:               $161,245
(Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 06/30/2011


                       TITLE                     VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------  ----------      ------    --------  --------  ---  ----  ------- --------  ------  ------   ----

Anixter Int'l Inc	COM	     035290105	  1170	   17900   SH		Sole				  17900
Annaly Capital Mgmt	COM	     035710409	  1494	   82800   SH		Sole				  82800
Apple Inc		COM	     037833100	  6334	   18870   SH		Sole				  18870
CBS Corp		CL B	     124857202	  3917	  137500   SH		Sole				 137500
Crown Holdings Inc	COM	     228368106	   769	   19800   SH		Sole				  19800
Global X Lithium ETF	GLB LITHIUM  37950e762	   680	   34500   SH		Sole				  34500
Global X Silver Miners	SILVER
			  MNR ETF    37950e853	  3071	  129700   SH		Sole				 129700
IBM Corp		COM	     459200101	 10081	   58766   SH		Sole				  58766
JDS Uniphase Corp	COM	     46612j507	  2372	  142400   SH		Sole				 142400
KKR & Co LP		COM UNITS    48248m102	   880	   53900   SH		Sole				  53900
Market Vectors
  Agribusiness		AGRIBUS ETF  57060U605	  6630	  123250   SH		Sole				 123250
Mercadolibre Inc	COM	     58733r102	  1182	   14900   SH		Sole				  14900
Powershares QQQ Tr	UNIT SER 1   73935a104	  2764	   48450   SH		Sole				  48450
Prologis		SH BEN INT   74340W103	  2441	   68109   SH		Sole				  68109
Rydex S&P 500 Eq Wghtd	S&P 500
			  EQ TRD     78355W106	   538	   10635   SH		Sole				  10635
S&P MidCap 400 SPDR 	UTSER1
			  S&PDCRP    78467y107	 18779	  105825   SH		Sole				 105825
Universal Health Svcs	CL B	     913903100	  3720	   72200   SH		Sole				  72200
Vale SA ADR		ADR	     91912e105	  3403	  106500   SH		Sole				 106500
Waste Connections Inc	COM	     941053100	  4802	  151325   SH		Sole				 151325
iShares Comex
  Gold Trust		ISHARES	     464285105	  3729	  254700   SH		Sole				 254700
iShares MSCI EAFE	MSCI
			  EAFE IDX   464287465	  9072	  150850   SH		Sole				 150850
iShares MSCI Mexico	MSCI
			  MEX INVEST 464286822	  8264	  132100   SH		Sole				 132100
iShares Russell 2000	RUSSELL 2000 464287655	 18278	  220750   SH		Sole				 220750
iShares Tr Trnsprtn Idx	TRANSP
			  AVE IDX    464287192	  7656	   78150   SH		Sole				  78150
iShares US Real Estate	DJ US
			  REAL EST   464287739	  8924	  148000   SH		Sole				 148000
iShares Brclys 1-3
  Yr Credit B		BARCLYS
			  1-3YR	     464288646	  2700	   25725   SH		Sole				  25725
iShares Brclys
  20 Yr Tsy Bond 	BARCLYS
			  20+YR	     464287432	   901	    9575   SH		Sole				   9575
iShares Brclys
  Aggregate Bd Fd	BARCLYS
			  US AGG     464287226	 11401	  106880   SH		Sole				 106880
iShares Brclys
  TIPS Bond Fd		BARCLYS
			  TIPS BD    464287176	  9440	   85325   SH		Sole				  85325
iShares High
  Yield Corp Bond F	HIGH
			  YLD CORP   464288513	  5854	   64110   SH		Sole				  64110

REPORT SUMMARY 	30	DATA RECORDS	        161245		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

